Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,870,000
Previously Paid Amount	0.00
Total Fee Amount	2,191.65
Total Offset Amount	0.00
Net Fee	2,191.65
Narrative - Max Aggregate Offering Price	$ 15,870,000
Final Prospectus	true